AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

COMMON STOCKS — 97.11%	Shares	Fair Value

Communications — 1.10%
Live Ventures, Inc.(a)	10,000	$ 234,000

Consumer Discretionary — 23.11%
Brunswick Corp.	2,500	220,925
Century Communities, Inc.(a)	7,400	409,442
D.R. Horton, Inc.	5,200	399,724
Dick's Sporting Goods, Inc.	3,500	249,795
Educational Development Corp.	16,000	249,760
Escalade, Inc.	4,700	92,872
Forestar Group, Inc.(a)	4,700	100,063
General Motors Co.(a)	8,400	431,172
Green Brick Partners, Inc.(a)	12,000	236,760
Jewett-Cameron Trading Co. Ltd.(a)	10,000	107,600
LCI Industries	1,500	211,410
M.D.C. Holdings, Inc.	7,800	441,246
M/I Homes, Inc.(a)	4,000	199,600
MarineMax, Inc.(a)	3,000	133,950
Meritage Homes Corp.(a)	4,600	387,826
Nautilus, Inc.(a)	6,000	110,460
Smith & Wesson Brands, Inc.	11,000	189,310
Sturm Ruger & Co., Inc.	2,600	177,320
Superior Group of Cos.	8,200	195,324
Vista Outdoor, Inc.(a)	4,300	135,923
Winnebago Industries, Inc.	3,700	257,520
		4,938,002
Consumer Staples — 2.07%
Natural Alternatives International, Inc.(a)	9,000	141,390
Nu Skin Enterprises, Inc., Class A	2,300	117,714
Ocean Bio-Chem, Inc.	17,500	182,875
		441,979
Energy — 1.62%
International Seaways, Inc.	20,000	346,800

Financials — 35.78%
Athene Holding Ltd., Class A(a)	9,500	433,105
Chemung Financial Corp.	3,200	112,672
Cohen & Co., Inc.(a)	4,700	80,464
Customers Bancorp, Inc.(a)	20,000	535,601
Eagle Bancorp Montana, Inc.	7,000	152,390

See accompanying notes which are an integral part of this schedule of investments.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 28, 2021 (Unaudited)

COMMON STOCKS — 97.11% - continued	Shares	Fair Value
Financials — 35.78% - continued
First Foundation, Inc.	5,500	$ 125,675
First Internet Bancorp	14,000	458,500
Flagstar Bancorp, Inc.	11,500	498,985
FNCB Bancorp, Inc.	15,000	105,600
FS Bancorp, Inc.	4,300	260,709
HarborOne Bancorp, Inc.	10,000	119,500
Hilltop Holdings, Inc.	16,000	528,640
Hingham Institution for Savings	1,000	242,380
HMN Financial, Inc.(a)	6,000	119,700
Homestreet Inc.	5,800	249,168
Independent Bank Corp.	6,000	124,020
Investors Title Co.	1,300	197,301
Jefferies Financial Group, Inc.	9,300	270,072
JPMorgan Chase & Co.	1,500	220,755
MainStreet Bancshares, Inc.(a)	5,700	106,020
Merchants Bancorp	5,400	183,762
Meridian Bank	9,500	232,180
Metropolitan Bank Holding Corp.(a)	3,000	155,190
Mid Penn Bancorp, Inc.	4,400	103,488
Mitsubishi UFJ Financial Group, Inc. - ADR	23,000	120,750
Moelis & Co., Class A	2,000	103,280
Northrim Bancorp, Inc.	3,800	146,262
OFG Bancorp	12,000	231,720
Orrstown Financial Services, Inc.	5,500	107,140
PennyMac Mortgage Investment Trust	13,500	256,095
Regions Financial Corp.	13,300	274,379
Reliant Bancorp, Inc.	5,500	121,605
SB Financial Group, Inc.	6,700	115,843
Stewart Information Services Corp.	2,000	94,400
Third Point Reinsurance Ltd.(a)	10,300	105,163
Voya Financial, Inc.	2,000	120,560
Waterstone Financial, Inc.	5,700	110,751
Western New England Bancorp, Inc.	15,000	120,150
		7,643,975
Health Care — 7.04%
BioDelivery Sciences International, Inc.(a)	85,000	357,000
Co-Diagnostics, Inc.(a)	17,000	233,920
Eagle Pharmaceuticals, Inc.(a)	3,600	160,200
Emergent BioSolutions, Inc.(a)	4,000	384,000
Meridian Bioscience, Inc.(a)	10,000	210,800

See accompanying notes which are an integral part of this schedule of investments.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 28, 2021 (Unaudited)

COMMON STOCKS — 97.11% - continued	Shares	Fair Value
Health Care — 7.04% - continued
SIGA Technologies, Inc.(a)	12,300	$ 77,736
Viemed Healthcare, Inc.(a)	8,500	80,155
		1,503,811
Industrials — 5.13%
Alpha Pro Tech Ltd.(a)	11,000	153,780
Atlas Air Worldwide Holdings, Inc.(a)	3,000	165,390
Atlas Corp.	10,000	134,300
Matson, Inc.	3,100	214,737
Strattec Security Corp.(a)	3,700	190,624
USA Truck, Inc.(a)	17,000	236,300
		1,095,131
Materials — 14.17%
A-Mark Precious Metals, Inc.	6,500	184,860
AngloGold Ashanti Ltd. - ADR	16,000	319,360
Boise Cascade Co.	2,000	99,880
Caledonia Mining Corp. PLC	28,000	396,480
DRDGOLD Ltd. - ADR	12,000	108,840
Eldorado Gold Corp.(a)	22,000	230,560
Golden Star Resources Ltd.(a)	42,000	131,880
Harmony Gold Mining Co. Ltd. - ADR	28,000	106,120
Kinross Gold Corp.	60,000	373,800
Louisiana-Pacific Corp.	5,700	271,377
SSR Mining, Inc.	28,500	404,415
UFP Industries, Inc.	3,300	201,300
Yamana Gold, Inc.	50,000	200,500
		3,029,372
Real Estate — 0.50%
PotlatchDeltic Corp.	2,100	106,575

Technology — 6.59%
Aviat Networks, Inc.(a)	4,500	275,985
BM Technologies, Inc.(a)	3,077	38,770
Cirrus Logic, Inc.(a)	5,000	408,900
EMCORE Corp.(a)	40,000	271,600
LG Display Co., Ltd. - ADR(a)	10,000	99,900
Logitech International S.A.	1,000	108,040
NETGEAR, Inc.(a)	5,100	204,000
		1,407,195

See accompanying notes which are an integral part of this schedule of investments.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 28, 2021 (Unaudited)

COMMON STOCKS — 97.11% - continued	Shares	Fair Value

Total Common Stocks (Cost $18,651,012)		$ 20,746,840

MONEY MARKET FUNDS - 4.18%

Fidelity Investments Money Market Government Portfolio, Class I, 0.01%(b)	893,931	893,931

Total Money Market Funds (Cost $893,931)		893,931

Total Investments — 101.29% (Cost $19,544,943)		21,640,771

Liabilities in Excess of Other Assets — (1.29)%		(275,010)

NET ASSETS — 100.00%		$ 21,365,761

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2021.

ADR	- American Depositary Receipt.

At February 28, 2021, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:
Gross unrealized appreciation	$2,784,170
Gross unrealized depreciation	(598,342)
Net unrealized appreciation/(depreciation) on investments	$2,185,828

Tax cost of investments	$19,454,943

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

February 28, 2021 – (Unaudited)

The Auer Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

February 28, 2021 – (Unaudited)

In accordance with the Unified Series Trust’s valuation policies, SBAuer Funds, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2021:

Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$ 20,746,840	$ -	$ -	$ 20,746,840
Money Market Funds	893,931	-	-	893,931
Total	$ 21,640,771	$ -	$ -	$ 21,640,771
(a) Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.